Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000223246
Account Value [Line Items]
Line Graph and Table Measure Name	SouthernSun Small Cap Fund, Class N Shares
Account Value	$ 10,000	$ 20,105	$ 16,259	$ 14,277	$ 14,920	$ 10,176	$ 10,249	$ 11,075	$ 11,162	$ 9,158	$ 8,106
C000223247
Account Value [Line Items]
Line Graph and Table Measure Name	SouthernSun Small Cap Fund, Class I Shares
Account Value	$ 100,000	206,087	166,232	145,656	151,790	103,266	103,732	111,845	112,446	92,023	81,273
C000223248
Account Value [Line Items]
Line Graph and Table Measure Name	SouthernSun U.S. Equity Fund, Class N Shares
Account Value	$ 10,000	19,819	16,201	13,793	14,390	9,996	9,835	11,114	10,873	9,733	8,680
C000223249
Account Value [Line Items]
Line Graph and Table Measure Name	SouthernSun U.S. Equity Fund, Class I Shares
Account Value	$ 100,000	203,202	165,776	140,756	146,438	101,485	99,634	112,283	109,586	97,825	87,018
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 10,000	33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 100,000	334,317	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 10,000	33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 100,000	334,317	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 10,000	23,210	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 100,000	232,101	183,100	168,090	219,719	148,783	148,205	162,664	141,155	116,906	101,246
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index (USD)
Account Value	$ 10,000	24,773	19,635	17,644	22,364	15,421	15,086	15,722	13,531	11,487	10,038
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index (USD)
Account Value	$ 100,000	$ 247,726	$ 196,348	$ 176,438	$ 223,644	$ 154,207	$ 150,859	$ 157,218	$ 135,307	$ 114,869	$ 100,379